FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for the fiscal year ending: 12/31/02

Is this a transition report?  N


Is this an amendment to a previous filing?  N



1.  A.   Registrant Name: JPF VARIABLE ANNUITY SEPARATE ACCOUNT


    B.   File Number:811-09779

    C.   Telephone Number:(603) 226-5457


2.  A.   Street: One Granite Place

    B.   City: Concord  C.  State:  NH   D.  Zip Code:03301   Zip
Ext:0001


3.  Is this the first filing on this form by Registrant?  N


4.  Is this the last filing on this form by Registrant?  N


5.  Is Registrant a small business investment company
(SBIC)?  N


6.  Is Registrant a unit investment trust (UIT)?  Y


7.  A.  Is Registrant a series or multiple portfolio company? N



For period ending  12/31/02
File number 811-09779


114.  A  Principal Underwrite Name:  Jefferson Pilot Variable
Corporation
	B.  File Number:  8-15753
	C:  City:  Concord	State:  New Hampshire
	Zip Code:  03301

115.  A  Independent Public Account Name:  Ernst & Young
LLP
	B.  City:  Boston		State:  Massachusetts
	Zip Code  02116	Zip Ext:  5072

116.  Family of investment companies information:
	Identify the family in 10 letters:

117.  A.  Is Registrant a separate account of an insurance
company? (Y/N)	Y
B.  Variably annuity contracts?  (Y/N)	Y
C.  Scheduled premium variable life contracts (Y/N)	N
D.  Flexible premium variable life contracts (Y/N)	N
E.  Other types of insurance products registered under the
Securities Act of 1933?  (Y/N)	N

118.  State the number of series existing at the end of the
period that had securities registered under the Securities Act
of 1933?		1

119.  State the number of new series for which registration
statements under the Securities Act of 1933 became effective
during the period		0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119

121.  State the number of series for which a current prospectus
was in existence at the end of the period	1

122.  State the number of existing series for which additional units were registered under the Securities Act of 1933 during
the current period		0

123. State the total value of the additional units considered in
answering item 122 ($000,s omitted)        0


125.  State the total dollar amount of sales loads collected
(before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the
principal underwriter during the current period solely from the sale of units
of all series of Registrant      $0


For period ending  12/31/02
File number 811-09779



127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period(excluding distributions of realized gains, if any):


I.  Investment company equity securities  1  $21,726	$383

L.  Total assets of all series of registrant 1 $21,726  $383


131.  Total expenses incurred by all series of Registrant during
the current reporting period   $210


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-09779


SIGNATURE



This report is signed on behalf of the registrant in the City of Concord and State of New Hampshire on 25th day of February, 2003.




Jefferson Pilot Variable Annuity Separate Account
Registrant







Witness:                                         By:
         John A Weston                            Donna M. Wilbur
         Vice President                           Financial Reporting Manager